Segments and Geographical Information	12 Months Ended
Dec. 31, 2014
Segments and Geographical Information [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION

NOTE 15:-   SEGMENTS AND GEOGRAPHICAL INFORMATION

The Company manages its business in two reportable segments, consisting of the RFID and Mobile Solutions segment and the Supply Chain Solutions segment.

The Company's management makes financial decisions and allocates resources, based on the information it receives from its internal management system. The Company allocates resources and assesses performance for each operating segment using information about revenues and gross profit. The Company applies ASC 280, Segment Reporting.

a.	Revenues, gross profit and assets for the operating segments for the years 2014, 2013 and 2012 were as follows:

	RFID and Mobile Solutions	Supply Chain Solutions	Not Allocated/ Intercompany	Consolidated

2014

Revenues	$11,328	$16,317	$(44)	$27,601
Gross profit	$2,868	$2,177	$-	$5,045
Assets related to segment	$9,596	$6,665	$-	$16,261

2013

Revenues	$10,451	$15,496	$(44)	$25,903
Gross profit	$2,882	$2,149	$-	$5,031
Assets related to segment	$10,476	$8,711	$-	$19,187

2012

Revenues	$8,894	$15,915	$(306)	$24,503
Gross profit	$2,345	$2,723	$-	$5,068
Assets related to segment	$8,558	$9,491	$-	$18,049

b.	The following presents total revenues and long-lived assets for the years 2014, 2013 and 2012 based on the location of customers:

	Year ended December 31,
	2014		2013		2012
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *)	revenues	assets *)	revenues	assets *)

America	$515	$-	$529	$-	$493	$-
Far East	3,296	-	3,130	-	1,985	-
Europe	1,624	-	1,896	-	1,178	-
Israel	22,141	556	20,334	689	20,806	963
Others	25	-	14	-	41	-

	$27,601	$556	$25,903	$689	$24,503	$963

*)	Long-lived assets are comprised of property, plant and equipment (intangible assets and goodwill are not included).

c.	Major customer data as a percentage of total revenues:

	Year ended December 31,
	2014	2013	2012

Customer A (Supply Chain Segment)	13%	13%	15%